Cover	Jan. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 23, 2026
Entity Registrant Name	Carlyle Private Equity Partners Fund, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56746
Entity Tax Identification Number	33-3814841
Entity Address, Address Line One	1001 Pennsylvania Ave., N.W.,
Entity Address, Address Line Two	Suite 220 South
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004
City Area Code	202
Local Phone Number	729-5626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002065337